Contingent Acquisition Consideration (Details) - USD ($)		1 Months Ended				12 Months Ended
	Apr. 12, 2019	May 31, 2021	Oct. 19, 2020	May 31, 2020	May 18, 2020	Dec. 31, 2021	May 18, 2021	Dec. 31, 2020	Mar. 31, 2022
Contingent Acquisition Consideration (Details) [Line Items]
Acquisition term						4 years
Change in fair value contingent						$ (373,656)		$ 75,952
Cash paid						$ 3,291,646			$ 1,926,714
Share issued (in Shares)						2,998,122		1,114,861
Hughes Center for Functional Medicine Acquisition [Member]
Contingent Acquisition Consideration (Details) [Line Items]
Acquired interest	100.00%
Cash paid	$ 500,000
Earn-out amount	500,000
Fair value transaction	$ 1,764,672
Paid to sellers		$ 196,000		$ 47,000
Hughes Center for Functional Medicine Acquisition [Member] | Common Stock [Member]
Contingent Acquisition Consideration (Details) [Line Items]
Share issued (in Shares)	3,968,254
Cura Health Management LLC Acquisition [Member]
Contingent Acquisition Consideration (Details) [Line Items]
Acquired interest					100.00%
Earn-out amount					$ 366,300		$ 62,500
Paid to sellers					$ 124,043
Terms of acquisition, description					Under the terms of acquisition, the Company paid CHM shareholders the following consideration: (i) $214,000 in cash paid at closing, (ii) 2,240,838 shares of the Company’s common stock issued at closing, (iii) up to $223,500 additional cash and $660,000 in additional shares of the Company’s common stock payable at the time CHM receives the final assessment of the calculation of MSSP savings for the 2019 program year, with this amount prorated based on a target MSSP payment (plus other ancillary revenue) of $1,725,000, and (iv) up to $437,500 based on the business achieving annual revenue of $2,250,000 and annual profit of $500,000 in each of the four years following closing.
Terms of earn out, description					the Company to pay the former owners of CHM (i) up to $223,500 additional cash and to $660,000 of additional shares of Company common stock when CHM receives the final assessment of the calculation of 2019 plan year MSSP revenue (the “Current Earnout”), and (ii) up to $62,500, $125,000, $125,000 and $125,000 on the first, second, third and fourth anniversary, respectively, based on achievement by the underlying business of revenue of at least $2,250,000 (50% weighting) and profit of at least $500,000 (50% weighting) in the year preceding each anniversary date (the “Future Earnout”). During September 2020, pursuant to a Second Amendment to the Agreement and Plan of Merger (the “Second Amendment”) and in satisfaction of the Current Earnout, the Company paid $90,389 cash, issued 1,835,625 shares of the Company’s common stock and agreed that the balance of the Current Earnout that was not earned in 2020, being $124,043 cash and $366,300 in shares of Company common stock, would be deferred until the first future earnout year in which MSSP revenue exceeds $1.725 million and revenue from other services exceeds $605,000 (the “Residual Earnout”). During September 2021, the Company was notified of the amount of Medicare shared savings and received payment for plan year 2020 in the amount of $2,419,312.
Saving payment exceeded					$ 1,725,000
Cura Health Management LLC Acquisition [Member] | Common Stock [Member]
Contingent Acquisition Consideration (Details) [Line Items]
Share issued (in Shares)					806,828
MedOffice Direct LLC Acquisition [Member]
Contingent Acquisition Consideration (Details) [Line Items]
Acquired interest			100.00%
Terms of acquisition, description			the Company paid the following consideration: (i) 19,045,563 shares of Company common stock issued at closing, (ii) partial satisfaction of certain outstanding debt obligations of MOD in the amount of $703,200 in cash paid by the Company, and (iii) up to 10,004,749 restricted shares of the Company’s common stock over a four-year period based on MOD achieving revenue targets in calendar years 2021 through 2024 of $1,500,000, $1,875,000, $2,344,000, and $2,930,000, respectively.